29. EMPLOYEE BENEFIT PLANS (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated statements of income (loss)
Interest expense	CAD 200,144	CAD 198,815	CAD 183,297
Consolidated statements of comprehensive income (loss)
Actuarial losses (gains) on employee benefit plans	(5,171)	5,100	5,225
Pension plans [Member]
Consolidated statements of income (loss)
Operating expenses	6,239	6,235	7,659
Interest expense	650	875	933
Consolidated statements of comprehensive income (loss)
Actuarial losses (gains) on employee benefit plans	3,761	(4,376)	(1,140)
Other post-employment benefit plans [Member]
Consolidated statements of income (loss)
Operating expenses	243	221	494
Interest expense	861	858	1,043
Consolidated statements of comprehensive income (loss)
Actuarial losses (gains) on employee benefit plans	CAD 1,410	CAD (724)	CAD (4,085)